Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000024828
Account Value [Line Items]
Line Graph and Table Measure Name		Mortgage Core Fund
Accumulated Value	$ 10,000		$ 10,230	$ 10,512	$ 10,628	$ 11,300	$ 11,831	$ 11,726	$ 10,369	$ 10,907	$ 11,059	$ 12,036
C000024830
Account Value [Line Items]
Line Graph and Table Measure Name		High Yield Bond Core Fund
Accumulated Value	10,000		11,590	12,465	12,196	14,048	14,903	15,711	13,832	15,828	16,931	18,442
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mortgage Backed Securities Index
Accumulated Value	10,000		10,167	10,419	10,522	11,190	11,624	11,502	10,144	10,656	10,784	11,709
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	$ 10,000		$ 11,713	$ 12,592	$ 12,329	$ 14,095	$ 15,088	$ 15,882	$ 14,106	$ 16,002	$ 17,313	$ 18,806